                                   BB&T FUNDS

                        SUPPLEMENT DATED OCTOBER 3, 2006
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN PRINCIPAL RISKS

Effective immediately, the "Principal Investment Risks" section of the Large Cap Fund (formerly the Large Cap Value Fund), on page 6 of the prospectus, is replaced in its entirety with the following:

PRINCIPAL                          Your investment in the Fund may be
INVESTMENT RISKS                   subject to the following principal risks:

                                   MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                   INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- large cap stocks -- will underperform other kinds of investments or market averages.

                                   The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see Additional Investment Strategies and Risks on page 107.



                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



BBT-SP-R3 1006

                                   BB&T FUNDS

                        SUPPLEMENT DATED OCTOBER 3, 2006
                                     TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006,
                             AS AMENDED MAY 30, 2006

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2006, AS AMENDED MAY 30, 2006:

CHANGE IN PRINCIPAL RISKS

Effective immediately, the "Principal Investment Risks" section of the Large Cap Fund (formerly the Large Cap Value Fund), on page 6 of the prospectus, is replaced in its entirety with the following:


PRINCIPAL                          Your investment in the Fund may be
INVESTMENT RISKS                   subject to the following principal risks:

                                   MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                   INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- large cap stocks -- will underperform other kinds of investments or market averages.

                                   The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see Additional Investment Strategies and Risks on page 107.



                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.




BBT-SP-I3 1006


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